Subsequent Events (Details) - USD ($)	May 03, 2021	Apr. 01, 2021	Jun. 02, 2021	May 28, 2021	May 24, 2021	May 19, 2021	Apr. 27, 2021	Apr. 15, 2021	Apr. 14, 2021	Apr. 13, 2021	Mar. 31, 2021	Mar. 31, 2020
Subsequent Events (Details) [Line Items]
Convertible debenture											$ 4,023,312
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debenture	$ 1.08
Ordinary shares issued (in Shares)	463,533
Accrued interest	$ 500,616.44
Equity transfer agreement, description		the Company, through its VIE, Long Yun, entered into an equity transfer agreement with Mr. Qiang Huang, who owns 100% of the equity interests in Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Xuzhihang”), a limited liability company organized under the laws of the PRC. Xuzhihang provides supply chain management and other logistics related services. Pursuant to an equity transfer agreement, Mr. Qiang Huang transfered 60% of the equity interests in Xuzhihang to Hangzhou Longyun for a consideration of RMB600,000.
YA II PN, Ltd [Member]
Subsequent Events (Details) [Line Items]
Convertible debenture				$ 1.08							$ 6,000,000
Ordinary shares issued (in Shares)			370,979								120,000
Accrued interest				$ 200,534.25
YA II PN, Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debenture	$ 1.08		$ 1.08		$ 1.08	$ 1.08	$ 1.08	$ 1.3402	$ 1.3402	$ 1.3402
Ordinary shares issued (in Shares)	463,470			185,679	186,326	187,214	467,529	1,119,234	560,154	567,590
Accrued interest	$ 500,547.95		$ 400,657.53		$ 201,232.88	$ 202,191.78	$ 504,931.51	$ 1,500,000.00	$ 750,719.18	$ 760,684.93
Subsequent Event ,Description	the Company issued to YA 463,597 Ordinary Shares after the receipt of a conversion notice dated April 27, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,684.93 at a conversion price of $1.08.